BUSINESS (Details)	Nov. 15, 2010 Facilities	Jun. 30, 2012 Operating Segments Facilities	Dec. 31, 2011 Operating Segments Facilities	Dec. 31, 2010 Operating Segments Facilities	Dec. 31, 2011 Skilled Nursing Facilities Facilities	Dec. 31, 2010 Skilled Nursing Facilities Facilities	Jun. 30, 2012 Skilled Nursing/Post-Acute Facilities Facilities	Dec. 31, 2011 Skilled Nursing/Post-Acute Facilities Facilities	Jun. 30, 2012 Senior Housing Facilities Facilities	Dec. 31, 2011 Senior Housing Facilities Facilities	Dec. 31, 2011 Multi License Designation Facilities	Dec. 31, 2010 Multi License Designation Facilities	Dec. 31, 2011 Assisted Living Facilities Facilities	Dec. 31, 2010 Assisted Living Facilities Facilities	Dec. 31, 2011 Mental Health Facilities	Dec. 31, 2010 Mental Health Facilities	Dec. 31, 2011 Independent Living Facilities	Dec. 31, 2010 Independent Living Facilities	Dec. 31, 2011 Continuing Care Retirement Community Facilities	Dec. 31, 2010 Continuing Care Retirement Community Facilities	Jun. 30, 2012 Acute Care Hospital Facilities	Dec. 31, 2011 Acute Care Hospital Facilities	Jun. 30, 2012 Mezzanine Loan Wholly Owned Subsidiary Assisted Living Facilities Facilities	Jun. 30, 2012 Mezzanine Loan Wholly Owned Subsidiary Skilled Nursing Facilities Facilities
Real Estate Properties
Number of Real Estate Properties	86	103	97	86	76	67	93	87	9	9	10	10	6	5	2	2	1	1	1	1	1	1
Loans and Leases Receivable, Number of Equity Interests Used as Collateral																							1	3